Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2023		$ 10,423	$ 23,257,258		$ (27,888,258)	$ (4,620,577)
Balance, shares at Jan. 31, 2023		10,422,891
Net loss					(3,712,047)	(3,712,047)
Conversion of convertible notes payable		$ 192	268,893			269,085
Conversion of convertible notes payable, shares		192,204
Warrants issued			103,846			103,846
Common stock issued for services		$ 117	309,236			309,353
Common stock issued for services, shares		117,292
Recording replacement options for RTO			1,324,731			1,324,731
Issuance of preferred stock and warrants for common stock			276,000	(11,000)		265,000
Issuance of preferred stock and warrants for common stock, shares	23
Balance at Jan. 31, 2024		10,732	25,539,964	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	10,732,387
Sale of preferred stock			1,742,300	11,000		1,753,300
Sale of preferred stock, shares	139
Conversion of convertible notes payable		$ 642	1,048,151			1,048,793
Conversion of convertible notes payable, shares		642,406
Exercise of options		$ 976	(976)
Exercise of options, shares		976,062
Stock-based compensation			189,248			189,248
Stock-based compensation, shares
Net loss					(1,044,266)	(1,044,266)
Balance at Apr. 30, 2024		$ 12,351	28,518,686		(33,049,876)	(4,518,839)
Balance, shares at Apr. 30, 2024	162	12,350,855
Balance at Jan. 31, 2024		$ 10,732	25,539,964	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	10,732,387
Net loss						(4,432,829)
Balance at Oct. 31, 2024		$ 12,847	30,869,106		(36,438,438)	(5,556,485)
Balance, shares at Oct. 31, 2024	186.67	12,847,147
Balance at Jan. 31, 2024		$ 10,732	25,539,964	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	10,732,387
Sale of preferred stock | Accounting Standards Update 2020-06 [Member]			2,084,040	11,000		2,095,040
Sale of preferred stock, shares	173.67
Stock-based compensation | Accounting Standards Update 2020-06 [Member]		$ 608	2,965,507			2,966,115
Stock-based compensation, shares		607,806
Net loss						(5,137,332)
Net loss | Accounting Standards Update 2020-06 [Member]					(5,137,332)	(5,137,332)
Exercise of warrants | Accounting Standards Update 2020-06 [Member]		$ 354	383,646			384,000
Exercise of warrants, shares		353,563
Conversion of convertible notes payable | Accounting Standards Update 2020-06 [Member]		$ 642	1,048,151			1,048,793
Conversion of convertible notes payable, shares		642,406
Exercise of options | Accounting Standards Update 2020-06 [Member]		$ 737	(737)
Exercise of options, shares		737,000
Costs related to sale of preferred stock | Accounting Standards Update 2020-06 [Member]			(59,656)			(59,656)
Balance at Jan. 31, 2025		$ 13,073	31,960,915		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	13,073,161
Balance at Apr. 30, 2024		$ 12,351	28,518,686		(33,049,876)	(4,518,839)
Balance, shares at Apr. 30, 2024	162	12,350,855
Sale of preferred stock			320,084			320,084
Sale of preferred stock, shares	23.67
Stock-based compensation		$ 94	364,714			364,808
Stock-based compensation, shares		94,409
Net loss					(1,035,981)	(1,035,981)
Exercise of warrants		$ 52	(52)
Exercise of warrants, shares		52,083
Costs related to the sale of preferred stock			(50,000)			(50,000)
Balance at Jul. 31, 2024		$ 12,497	29,153,432		(34,085,857)	(4,919,928)
Balance, shares at Jul. 31, 2024	185.67	12,497,347
Sale of preferred stock			12,000			12,000
Sale of preferred stock, shares	1
Stock-based compensation		$ 350	1,703,674			1,704,024
Stock-based compensation, shares		349,800
Net loss					(2,352,581)	(2,352,581)
Balance at Oct. 31, 2024		$ 12,847	30,869,106		(36,438,438)	(5,556,485)
Balance, shares at Oct. 31, 2024	186.67	12,847,147
Balance at Jan. 31, 2025		$ 13,073	31,960,915		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	13,073,161
Stock-based compensation		$ 75	277,425			277,500
Stock-based compensation, shares		74,567
Net loss					(682,888)	(682,888)
Exercise of warrants		$ 23	107,978			108,000
Exercise of warrants, shares		22,500
Balance at Apr. 30, 2025		$ 13,170	32,346,318		(37,825,830)	(5,466,342)
Balance, shares at Apr. 30, 2025	196.67	13,170,228
Balance at Jan. 31, 2025		$ 13,073	31,960,915		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	13,073,161
Net loss						(2,249,887)
Balance at Oct. 31, 2025		$ 13,845	33,351,583		(39,392,829)	(6,027,401)
Balance, shares at Oct. 31, 2025		13,844,905
Balance at Apr. 30, 2025		$ 13,170	32,346,318		(37,825,830)	(5,466,342)
Balance, shares at Apr. 30, 2025	196.67	13,170,228
Stock-based compensation		$ 112	597,388			597,500
Stock-based compensation, shares		111,548
Net loss					(777,964)	(777,964)
Exercise of warrants		$ 11	53,989			54,000
Exercise of warrants, shares		11,250
Balance at Jul. 31, 2025		$ 13,293	32,997,695		(38,603,794)	(5,592,806)
Balance, shares at Jul. 31, 2025	196.67	13,293,026
Stock-based compensation		$ 28	197,472			197,500
Stock-based compensation, shares		28,068
Net loss					(789,035)	(789,035)
Exercise of warrants		$ 32	96,908			96,940
Exercise of warrants, shares		32,146
Conversion of convertible notes payable		$ 492	(492)
Conversion of convertible notes payable, shares	(197)	491,667
Warrants issued			60,000			60,000
Balance at Oct. 31, 2025		$ 13,845	$ 33,351,583		$ (39,392,829)	$ (6,027,401)
Balance, shares at Oct. 31, 2025		13,844,905